Segment Data (Schedule Of Operating Segment Results) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 1,696,336	$ 1,587,331	$ 1,602,494	$ 1,360,723	$ 1,652,788	$ 1,583,352	$ 1,604,386	$ 1,320,826	$ 6,246,884	$ 6,161,352	$ 5,865,685
Direct operating expenses	650,495	624,526	607,095	614,434	635,789	654,163	630,015	584,069	2,496,550	2,504,036	2,381,647
Selling, general and administrative expenses	431,841	419,855	398,123	423,628	421,952	402,160	420,436	372,710	1,673,447	1,617,258	1,570,212
Depreciation and amortization	189,730	182,350	181,839	175,366	192,422	197,532	189,641	183,711	729,285	763,306	732,869
Impairment charges	37,651	0	0	0	7,614	0	0	0	37,651	7,614	15,364
Corporate expenses	76,861	70,811	71,158	69,198	64,016	54,247	56,486	52,347	288,028	227,096	284,042
Other operating income - net	968	42,118	1,917	3,124	(771)	(6,490)	3,229	16,714	48,127	12,682	(16,710)
Operating income (loss)	310,726	331,907	346,196	81,221	330,224	268,760	311,037	144,703	1,070,050	1,054,724	864,841
Intersegment revenues									66,719	63,892	63,269
Segment assets	16,292,713				16,542,039				16,292,713	16,542,039	17,460,382
Capital expenditures									390,280	362,281	241,464
Share-based compensation expense									28,540	20,667	34,246
CCME [Member]
Segment Reporting Information [Line Items]
Revenue									3,084,780	2,986,828	2,869,499
Direct operating expenses									873,165	849,265	808,867
Selling, general and administrative expenses									997,511	980,960	963,853
Depreciation and amortization									271,399	268,245	256,673
Operating income (loss)									942,705	888,358	840,106
Intersegment revenues											275
Segment assets	8,201,798				8,364,246				8,201,798	8,364,246	8,411,953
Capital expenditures									65,821	50,198	27,781
Share-based compensation expense									6,985	4,606	7,152
Americas Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue									1,279,257	1,252,725	1,216,930
Direct operating expenses									586,666	571,779	560,378
Selling, general and administrative expenses									212,794	201,124	199,990
Depreciation and amortization									192,023	211,056	198,896
Operating income (loss)									287,774	268,766	257,666
Intersegment revenues									1,175	4,141	4,173
Segment assets	3,835,235				3,886,098				3,835,235	3,886,098	4,415,901
Capital expenditures									117,647	122,505	92,235
Share-based compensation expense									5,875	7,601	9,207
International Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue									1,667,687	1,751,149	1,581,064
Direct operating expenses									1,024,596	1,067,022	999,594
Selling, general and administrative expenses									364,502	339,748	294,666
Depreciation and amortization									205,258	219,908	214,692
Operating income (loss)									73,331	124,471	72,112
Intersegment revenues									80
Segment assets	2,256,309				2,166,173				2,256,309	2,166,173	2,222,121
Capital expenditures									150,129	166,044	103,038
Share-based compensation expense									4,529	3,165	2,746
Other [Member]
Segment Reporting Information [Line Items]
Revenue									281,879	234,542	261,461
Direct operating expenses									25,088	27,807	27,953
Selling, general and administrative expenses									152,394	147,481	159,827
Depreciation and amortization									45,568	49,827	52,965
Operating income (loss)									58,829	9,427	20,716
Intersegment revenues									65,464	59,751	58,821
Segment assets	815,435				809,212				815,435	809,212	812,189
Capital expenditures									17,438	5,737	7,682
Corporate and Other Reconciling Items [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization									15,037	14,270	9,643
Impairment charges									37,651	7,614	15,364
Corporate expenses									288,028	227,096	284,042
Other operating income - net									48,127	12,682	(16,710)
Operating income (loss)									(292,589)	(236,298)	(325,759)
Segment assets	1,183,936				1,316,310				1,183,936	1,316,310	1,598,218
Capital expenditures									39,245	19,490	10,728
Share-based compensation expense									11,151	5,295	15,141
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue									(66,719)	(63,892)	(63,269)
Direct operating expenses									(12,965)	(11,837)	(15,145)
Selling, general and administrative expenses									$ (53,754)	$ (52,055)	$ (48,124)